United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/10

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          August 6, 2010

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      21
Form 13F Information Table Value Total:      $217,378
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
BAIDU INC.               COM        56752108    6,547,000       96,155.00 X                             10,715   32,937   52,503
CH ROBINSON WORLDWIDE    COM       12541W209    9,818,000      176,376.00 X                             17,765   64,186   94,425
CME GROUP INC.           COM       12572Q105    3,822,000       13,573.00 X                              1,365    4,852    7,356
EBAY INC.                COM       278642103   11,316,000      577,042.00 X                             57,846  212,559  306,637
EXPRESS SCRIPTS          COM       302182100    5,206,000    1,107,195.00 X                            117,254  415,874  574,067
GEN PROBE INC.           COM       36866T103   15,275,000      336,300.00 X                             34,718  122,596  178,986
GLOBAL PAYMENTS          COM       37940X102   10,699,000      292,792.00 X                             31,536  110,031  151,225
GOOGLE INC.              COM       38259P508    8,195,000       18,416.00 X                              1,896    7,091    9,429
IDEXX LABS               COM       45168D104   13,543,000      222,370.00 X                             24,378   81,253  116,739
INTERCONTINENTAL EXCHANG COM       45865V100   13,343,000      118,048.00 X                             12,551   42,731   62,766
LABORATORY CORP.         COM       50540R409   24,710,000      327,930.00 X                             23,884   82,106  221,940
MONSANTO CO.             COM       61166W101    6,648,000      143,818.00 X                             14,864   52,271   76,683
NEW ORIENTAL EDUCATION   COM       647581107   16,899,000      181,337.00 X                             15,274   51,906  114,157
PRAXAIR INC.             COM       74005P104   14,482,000      190,572.00 X                             19,759   72,553   98,260
QUALCOM INC.             COM       747525103   14,272,000      434,568.00 X                             45,505  163,280  225,783
STRAYER EDUCATION        COM       863236105   19,881,000       95,631.00 X                             10,200   35,370   50,061
VISA INC.                COM       92826C839   22,495,000      317,939.00 X                             34,380  111,767  171,792

MSCI EAFI INDEX          MF        464287465      114,000        1,775.00 X                                       1,775        0
S&P 500 INDEX            MF        464287200       42,000          500.00 X                                         500        0
S&P MIDCAP 400 INDEX     MF        464287507       14,000          350.00 X                                         350        0
S&P 100 INDEX FUND       MF        464287101       57,000          900.00 X                                         900        0

TOTAL COMMON STOCK                            217,151,000

TOTAL MUTUAL FUNDS                                227,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              217,378,000

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